--------------------------------------------------------------------------------
SCHRODER ALL-ASIA FUND
--------------------------------------------------------------------------------

                                                               December 21, 1999

Dear Shareholder:

    We are pleased to present the annual report to shareholders for Schroder All-Asia Fund for the fiscal year ended October 31, 1999.

    At the start of the fiscal year, the Asian markets, to varying degrees, were still in the grip of the significant market and currency disruptions that were the dominant theme of the prior fiscal year. Happily, the twelve months that followed brought the beginning of economic recovery to many countries in which the Fund invests. Stabilization in Asia was further supported by the recovery in global growth and the sustained economic growth in the United States and carefully managed U.S. monetary policy.

    Developments in Japan were especially significant for the region as a whole. Massive financial stimulus packages enacted by the Japanese government coupled with the first serious corporate restructuring by some leading Japanese companies such as SONY, NISSAN and NEC began to pull Japan out of a ten-year economic decline. Investors reacted strongly to the signs of economic recovery and helped drive the strong performance of the Japanese equity market.

    Improving fundamentals coupled with microeconomic reform suggest that earnings growth for many companies in the region should be strong in the upcoming fiscal year. Schroders' investment process is based on detailed fundamental research and is designed to highlight such opportunities for long-term benefit of the Fund's shareholders.

    We thank you for your continued support of the Schroder All-Asia Fund.

Sincerely,

/s/ Louise Croset

Louise Croset
PRESIDENT

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ALL-ASIA FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION AND ANALYSIS (AS OF OCTOBER 31, 1999)

PERFORMANCE

    The total return of Schroder All-Asia Fund's Class A Shares was 54.92% (not including the deduction of maximum applicable sales charges) for the fiscal year ended October 31, 1999. Assuming the maximum applicable sales charge of 5.25% had been paid, the Fund's return for Class A Shares would have been 46.69% for the fiscal year ended October 31, 1999. The 50% MSCI Japan Index/50% MSCI All Country Free ex-Japan Index returned 60.20% over the same period.

    The Fund's underweight position in Japan detracted from performance, relative to its benchmark, due to the strong recovery in this country during the fiscal period. More positively, the Fund benefited from strong stock selection in North Asian countries, specifically South Korea and Taiwan, and in Singapore where corporate restructuring continued to gather momentum.

MARKET BACKGROUND

    During the fiscal year, the Pacific Region's markets experienced a significant recovery. The smaller regional markets, especially the Malaysian, Korean and Indonesian markets, rose sharply, as their economies restructured in response to the Asian crisis. Japan's market rose, due to corporate restructuring, evidence of economic recovery and the prospect of earnings upgrades.

    Following the October 1998 reduction in interest rates worldwide, investors shifted from defensive sectors, such as utilities, into the oversold interest rate sensitive sectors, such as real estate and banking. Asian markets generally responded well to strengthening currencies and lower interest rates in the early part of 1999.

    In the second half of the fiscal year, the markets continued to rally as the broader economic environment in Asia showed significant improvement. Growth estimates were steadily revised upwards. Intra-Asia trade rebounded, helped by a more active Japanese economy. Consumer confidence returned and local investor participation in stock markets became evident over the summer. Government-led restructuring and corporate emphasis on shareholder returns continued across the region.

    Some market consolidation, however, took place in August and September, as profit-taking occurred and Asian currencies weakened. During this period, Japan significantly outperformed due to a strong rebound in the YEN.

PORTFOLIO REVIEW

    In light of this increasingly buoyant economic picture, our investment strategy for the Fund has been to re-emphasize growth sectors of the developed economies in the region.

    Within the Fund's asset allocation strategy, we were underweight Japan primarily on the view that the prospects for growth were more pronounced in many of the other Asian markets where we believe that prospects for growth are more significant. Within Japan, the portfolio was significantly underweight the Japanese banking sector which recovered sharply during the fiscal period. We continue to maintain the underweight position primarily on the view that the banking sector's chronic overcapacity and resultant poor loan spreads will put even more pressure on the already comparatively lean cost base (which is partially explained by the sector's under investment in technology). The major changes to the Fund's Japanese holdings over the fiscal year were intra-sectoral, for example we switched between pharmaceutical manufacturers TAKEDA CHEMICAL and YAMANOUCHI PHARMACEUTICAL and electricity machinery manufacturers MURATA and TDK. The Fund also invested for the first time in SUMITOMO ELECTRIC, a semi-conductor manufacturer, as we believe the demand for optic fiber will soon recover.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ALL-ASIA FUND
--------------------------------------------------------------------------------

    We overweighted Hong Kong. In particular, we added to the Fund's position in conglomerate HUTCHISON WHAMPOA, due to its exposure to growth areas such as China ports and global cellular telecoms operations.

    The Fund has been overweight in Singapore, in order to benefit from the country's strong trade and continued restructuring progress. We have added to the Fund's position in the real estate company, CITY DEVELOPMENTS, as we believe that there will be a revival of the property sector.

    We also raised the Fund's exposure to emerging markets issuers during the fiscal year, in particular those in North Asia where economic recovery has been strongest. The Fund benefited from its overweight position in Korea, specifically its position in the Korean conglomerate, SAMSUNG ELECTRONICS, which delivered excellent gains over the period. We also added to the Fund's position in Taiwan. For example, we invested in TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY, a foundry electronics company, which we believe could benefit from the trend for U.S. and Japanese companies to outsource production. We also bought shares of steel producer CHINA STEEL, due to prospects of a domestic recovery in Taiwan and rising steel prices.

OUTLOOK

    In the near term, concerns over a tightening bias in the United States and Year 2000 issues are anticipated to leave markets volatile. However, we believe that the underlying trend for the region is positive, supported by economic data and corporate earnings that continue to surprise on the upside.

    After its recent strong run, the Japanese market has become polarized. While restructuring progress should provide support to company valuations, rising economic growth expectation will be less of a market catalyst going forward.

    In Hong Kong, the successful disposal of part of the government's stock holdings purchased during the crisis last year, is expected to support the market in the short term. The broader economic picture in China is encouraging, especially for exports. We believe that the steps towards admittance to the World Trade Organization is to be viewed positively for the long term, as this should ensure that further reform takes place in China's state owned sector.

    We believe that Singapore will continue to benefit from the electronics cycle and the government's emphasis on relative competitiveness within the region. The re-inclusion of Malaysia into regional market indices is also anticipated to provide support to the market in the longer term.

    While the outlook for Asian emerging markets has improved, there remain a number of local concerns, such as social instability in Indonesia. However, the ongoing economic recovery and restructuring in Asia, should prove positive for emerging markets. Going forward, we will continue to favor markets where restructuring is a priority.

    THE VIEWS EXPRESSED IN THIS REPORT WERE THOSE OF THE FUND'S PORTFOLIO MANAGERS AS OF OCTOBER 31, 1999, AND MAY NOT REFLECT THE VIEWS OF THE PORTFOLIO MANAGERS ON THE DATE THIS REPORT IS PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE; INVESTORS SHOULD CONSULT THEIR OWN INVESTMENT PROFESSIONALS AS TO THEIR INDIVIDUAL INVESTMENT PROGRAMS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ALL-ASIA FUND
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF A
$10,000 INVESTMENT IN SCHRODER ALL-ASIA FUND
VS 50% MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI)
JAPAN / 50% MSCI ALL COUNTRY ASIA FREE EX-JAPAN (+ MALAYSIA) INDEX
AND THE MSCI ALL COUNTRY ASIA FREE EX-JAPAN INDEX
                                                                                              50% MSCI Japan Index/
                                                                    All-Asia Fund         50% MSCI All Country Asia
                                                                                   Free ex-Japan (+ Malaysia) Index
12/93                                                                   10,000.00                         10,000.00
1/94                                                                     9,764.00                         10,465.95
2/94                                                                     9,628.28                         10,480.29
3/94                                                                     8,907.12                          9,693.39
4/94                                                                     9,228.67                         10,085.81
5/94                                                                     9,464.00                         10,386.16
6/94                                                                     9,278.51                         10,467.66
7/94                                                                     9,371.29                         10,551.68
8/94                                                                     9,963.56                         11,008.55
9/94                                                                     9,649.70                         10,766.20
10/94                                                                    9,878.40                         10,998.07
11/94                                                                    9,192.84                         10,235.99
12/94                                                                    9,156.99                         10,151.71
1/95                                                                     8,265.10                          9,334.27
2/95                                                                     8,522.14                          9,498.74
3/95                                                                     8,636.34                          9,932.58
4/95                                                                     8,500.75                         10,106.30
5/95                                                                     9,228.41                         10,361.48
6/95                                                                     9,142.59                         10,033.21
7/95                                                                     9,499.15                         10,526.98
8/95                                                                     9,249.32                         10,073.12
9/95                                                                     9,291.87                         10,176.11
10/95                                                                    9,006.61                          9,804.32
11/95                                                                    8,828.28                          9,983.37
12/95                                                                    9,284.70                         10,485.59
1/96                                                                     9,998.69                         10,824.42
2/96                                                                     9,969.70                         10,787.26
3/96                                                                     9,983.66                         11,017.32
4/96                                                                    10,369.02                         11,529.07
5/96                                                                    10,233.19                         11,167.91
6/96                                                                    10,197.37                         11,114.54
7/96                                                                     9,640.60                         10,455.38
8/96                                                                     9,747.61                         10,379.84
9/96                                                                     9,805.12                         10,649.04
10/96                                                                    9,384.48                         10,191.05
11/96                                                                    9,719.50                         10,529.09
12/96                                                                    9,805.04                         10,147.15
1/97                                                                     9,740.32                          9,700.08
2/97                                                                     9,761.75                          9,854.98
3/97                                                                     9,304.90                          9,414.51
4/97                                                                     9,133.69                          9,515.10
5/97                                                                     9,804.10                         10,255.63
6/97                                                                    10,217.84                         10,826.71
7/97                                                                    10,024.72                         10,707.32
8/97                                                                     8,248.34                          9,293.76
9/97                                                                     8,155.96                          9,202.87
10/97                                                                    6,664.23                          7,751.36
11/97                                                                    6,243.05                          7,247.99
12/97                                                                    6,050.14                          6,905.57
1/98                                                                     5,672.01                          6,915.19
2/98                                                                     6,471.20                          7,666.44
3/98                                                                     6,207.17                          7,349.49
4/98                                                                     5,843.43                          7,012.64
5/98                                                                     5,158.58                          6,285.07
6/98                                                                     4,808.83                          5,976.63
7/98                                                                     4,701.59                          5,861.65
8/98                                                                     4,152.45                          5,105.48
9/98                                                                     4,402.01                          5,288.95
10/98                                                                    4,958.42                          6,307.13
11/98                                                                    5,286.67                          6,706.16
12/98                                                                    5,465.36                          6,939.87
1/99                                                                     5,386.66                          6,917.79
2/99                                                                     5,222.37                          6,805.69
3/99                                                                     5,808.31                          7,631.24
4/99                                                                     6,615.67                          8,542.53
5/99                                                                     6,579.95                          8,256.62
6/99                                                                     7,465.61                          9,274.80
7/99                                                                     7,567.14                          9,626.49
8/99                                                                     7,766.91                          9,767.51
9/99                                                                     7,402.64                          9,696.21
10/99                                                                    7,680.98                         10,316.77

COMPARISON OF CHANGE IN VALUE OF A
$10,000 INVESTMENT IN SCHRODER ALL-ASIA FUND
VS 50% MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI)
JAPAN / 50% MSCI ALL COUNTRY ASIA FREE EX-JAPAN (+ MALAYSIA) INDEX
AND THE MSCI ALL COUNTRY ASIA FREE EX-JAPAN INDEX
                                                                    MSCI All Country Asia
                                                                      Free ex-Japan Index

12/93                                                                           10,000.00
1/94                                                                             9,317.00
2/94                                                                             8,916.37
3/94                                                                             7,957.86
4/94                                                                             8,262.65
5/94                                                                             8,573.32
6/94                                                                             8,258.26
7/94                                                                             8,715.26
8/94                                                                             9,410.74
9/94                                                                             9,228.17
10/94                                                                            9,372.13
11/94                                                                            8,544.57
12/94                                                                            8,305.32
1/95                                                                             7,451.54
2/95                                                                             8,073.74
3/95                                                                             8,068.90
4/95                                                                             7,957.54
5/95                                                                             8,852.77
6/95                                                                             8,714.67
7/95                                                                             8,878.50
8/95                                                                             8,469.20
9/95                                                                             8,569.99
10/95                                                                            8,422.58
11/95                                                                            8,231.39
12/95                                                                            8,638.02
1/96                                                                             9,309.19
2/96                                                                             9,410.66
3/96                                                                             9,479.36
4/96                                                                             9,820.62
5/96                                                                             9,710.63
6/96                                                                             9,565.94
7/96                                                                             8,859.97
8/96                                                                             9,127.54
9/96                                                                             9,284.54
10/96                                                                            9,108.13
11/96                                                                            9,538.04
12/96                                                                            9,504.65
1/97                                                                             9,701.40
2/97                                                                             9,783.86
3/97                                                                             9,231.07
4/97                                                                             9,093.53
5/97                                                                             9,504.56
6/97                                                                             9,852.42
7/97                                                                             9,935.18
8/97                                                                             9,173.68
9/97                                                                             8,136.90
10/97                                                                            6,328.06
11/97                                                                            5,893.96
12/97                                                                            5,674.11
1/98                                                                             5,183.30
2/98                                                                             6,282.16
3/98                                                                             6,189.82
4/98                                                                             5,647.59
5/98                                                                             4,785.77
6/98                                                                             4,248.80
7/98                                                                             4,140.88
8/98                                                                             3,544.60
9/98                                                                             3,896.22
10/98                                                                            4,743.26
11/98                                                                            5,126.04
12/98                                                                            5,232.66
1/99                                                                             5,149.46
2/99                                                                             5,049.05
3/99                                                                             5,654.43
4/99                                                                             6,688.06
5/99                                                                             6,543.59
6/99                                                                             7,566.36
7/99                                                                             7,399.90
8/99                                                                             7,582.68
9/99                                                                             7,051.89
10/99                                                                            7,278.96

The Morgan Stanley Capital International (MSCI) All Country Asia Free ex-Japan Index is an unmanaged market capitalization index constructed by aggregating the appropriate MSCI country indices; it represents 12 developed and emerging markets of the Asia region but excludes Japan. The index reflects actual buyable opportunities for the non-domestic investor by taking into account local market restrictions on share ownership by foreigners.

The MSCI Japan Index is an unmanaged index that groups Japanese securities by industry and the most "investable" stocks (as determined by size, long- and short-term volume, and free float). The index reflects actual buyable opportunities for the non-domestic investor by taking into account local market restrictions on share ownership by foreigners. The 50% MSCI Japan Index/50% MSCI All Country Asia Free ex-Japan (+ Malaysia) Index used by the investment adviser represents an average of the returns of each Index and is intended to reflect a hypothetical allocation between the Portfolios in which the Fund invests its assets. Prior to December 1, 1998 the MSCI All Country Asia Free ex-Japan Index included Malaysia. Since that time, when Malaysia was removed from the index, the investment advisor has been including Malaysia in this benchmark. As of October 31, 1999, the Fund had allocated 65.1% of its total assets to the Schroder Asian Growth Fund Portfolio and the remaining 34.3% to the Schroder Japan Portfolio. The investment adviser adjusts those percentages from time to time in response to market and other factors.

The benchmarks are unmanaged and exclude the effect of any expenses and a 5.25% sales charge, which have been deducted from the Fund's return. For periods prior to March 20, 1998, the performance information includes data relating to Schroder Asian Growth Fund, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ALL-ASIA FUND
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION -- (a)

                                      ONE YEAR ENDED    FIVE YEARS ENDED      INCEPTION TO
                                     OCTOBER 31, 1999   OCTOBER 31, 1999   OCTOBER 31, 1999*
                                     -----------------  -----------------  ------------------
Schroder All-Asia Fund--Class A
  Shares...........................         46.69%             -5.92%(b)           -5.29%

(a)  Performance information includes the effect of the 5.25% sales charge.
(b)  Average annual total return.
*Average annual total return from commencement of Fund operations (December 31, 1993).

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN THE FUND AND THE RETURN ON INVESTMENT WILL FLUCTUATE AND REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST.

                PORTFOLIO CHARACTERISTICS AS OF OCTOBER 31, 1999

                             COUNTRY WEIGHTINGS(C)

COUNTRY                                             % OF NET ASSETS
-------------------------------------------------------------------
Japan                                                       34.5%
Hong Kong                                                   16.5
Singapore                                                   10.1
Korea                                                        9.7
Taiwan                                                       8.7
Malaysia                                                     7.9
India                                                        5.7
Thailand                                                     2.2
Indonesia                                                    1.4
Philippines                                                  1.1
China                                                        0.7
Cash Equivalents and Other Net Assets                        1.5
                                                      ----------
Total                                                      100.0%
                                                      ==========

--------------
(C) Expressed as a percentage of the combined Schedules of Investments of the Schroder Asian Growth Fund Portfolio and the Schroder Japan Portfolio.

                              TOP TEN HOLDINGS(C)

SECURITY                                            % OF NET ASSETS
-------------------------------------------------------------------
Samsung Electronic                                          2.9%
Hutchison Whampoa                                           2.7
Taiwan Semiconductor                                        2.6
Tenaga Nasional                                             2.2
Cheung Kong Holdings                                        2.2
Nippon Tel                                                  2.1
Pohang Iron & Steel                                         2.0
DBS Group Holdings                                          1.7
Singapore Press                                             1.7
Singapore Airlines                                          1.5
                                                      ---------
Total                                                      21.6%
                                                      =========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ALL-ASIA FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999

ASSETS:
         Investments in Portfolios (Notes 1 and
           2):
           Schroder Asian Growth Fund Portfolio       $ 29,604,814
           Schroder Japan Portfolio                     15,620,822
         Receivable for Fund shares sold                   246,878
         Other assets                                        6,860
         Receivable from Investment Adviser
           (Note 3)                                         18,761
                                                      ------------

                        Total Assets                    45,498,135
                                                      ------------

LIABILITIES:
       Payable for Fund shares redeemed                     65,383
       Administration fee payable (Note 3)                   1,894
       Shareholder servicing fees payable
         (Note 4)                                            9,469
       Advisory fee payable (Note 3)                         7,575
       Accrued expenses and other liabilities              198,591
                                                      ------------

                        Total Liabilities                  282,912
                                                      ------------

                        Net Assets                    $ 45,215,223
                                                      ============

COMPONENTS OF NET ASSETS:
       Paid-in capital                                $130,961,529
       Undistributed (distributions in excess of)
         net investment income                             111,554
       Accumulated net realized gain (loss)            (92,272,190)
       Net unrealized appreciation (depreciation)
         on investments                                  6,414,330
                                                      ------------

                        Net Assets                    $ 45,215,223
                                                      ============
SHARES OF BENEFICIAL INTEREST                            4,204,389
                                                      ============
NET ASSET VALUE PER SHARE*                            $      10.75
                                                      ============
OFFERING PRICE PER SHARE**                            $      11.35
                                                      ============

--------------
 *  Redemption price per share is equal to net asset value.
**  Based on maximum sales charge of 5.25%.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ALL-ASIA FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                      For the Year
                                                         Ended
                                                    October 31, 1999
                                                    ----------------
NET INVESTMENT INCOME ALLOCATED FROM THE
  PORTFOLIOS (NOTE 1):
       Dividend income                                $   631,149
       Interest income                                     25,494
       Net expenses                                      (479,058)
       Foreign Taxes withheld                             (34,933)
                                                      -----------
                        Total Income                      142,652
                                                      -----------
EXPENSES:
       Asset allocation (Note 3)                           87,217
       Shareholder services (Note 4)                      109,021
       Administration (Note 3)                             21,804
       Subadministration (Note 3)                          34,446
       Custody                                             19,821
       Audit                                               16,963
       Legal                                               32,478
       Printing                                            43,258
       Trustees                                            29,203
       Transfer agency                                     61,941
       Amortization of organization costs
         (Note 2)                                           5,586
       Registration                                        15,709
       Miscellaneous                                       33,537
                                                      -----------
                        Total Expenses                    510,984
       Expenses borne by Investment Adviser               (85,060)
       Expenses waived (Note 3)                           (68,999)
                                                      -----------
                        Net Expenses                      356,925
                                                      -----------
NET INVESTMENT INCOME (LOSS)                             (214,273)
                                                      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM
  THE PORTFOLIOS:
       Net realized gain (loss) on investments
         sold (a)                                       1,636,184
       Net realized gain (loss) on foreign
         currency transactions                           (127,283)
                                                      -----------
                        Net realized gain (loss)
                          on investments and
                          foreign currency
                          transactions                  1,508,901
                                                      -----------
       Change in net unrealized appreciation
         (depreciation) on investments                 17,731,045
       Change in net unrealized appreciation
         (depreciation) on foreign currency
         transactions                                    (141,694)
                                                      -----------
                        Net change in unrealized
                          appreciation
                          (depreciation) on
                          investments and foreign
                          currency transactions        17,589,351
                                                      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
  ALLOCATED FROM THE PORTFOLIOS                        19,098,252
                                                      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $18,883,979
                                                      ===========

--------------

(a) Includes capital gains taxes for sales of Indian securities in the amount of $87,146.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ALL-ASIA FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                          For the Year Ended October 31,
                                          -------------------------------
                                               1999            1998
                                          --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
       Net investment income (loss)        $  (214,273)    $    255,021
       Net realized gain (loss) on
         investments and foreign
         currency transactions               1,508,901      (65,329,096)
       Change in net unrealized
         appreciation (depreciation) on
         investments and foreign
         currency transactions              17,589,351       34,752,866
                                           -----------     ------------
       Net increase (decrease) in net
         assets resulting from
         operations                         18,883,979      (30,321,209)
                                           -----------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                   (67,142)              --
                                           -----------     ------------
CAPITAL SHARE TRANSACTIONS:
       Sales of shares                       7,503,533          497,253
       Reinvestment of distributions             3,318               --
       Fee charge on redemption of
         shares (Note 5)                            --        1,447,222
       Redemptions of shares               (23,895,566)     (79,241,740)
                                           -----------     ------------
       Net increase (decrease) from
         capital share transactions        (16,388,715)     (77,297,265)
                                           -----------     ------------
       Net increase (decrease) in net
         assets                              2,428,122     (107,618,474)
                                           -----------     ------------
NET ASSETS, BEGINNING OF PERIOD             42,787,101      150,405,575
                                           -----------     ------------
NET ASSETS, END OF PERIOD                  $45,215,223     $ 42,787,101
                                           ===========     ============
Undistributed (distributions in excess
  of) net investment income                $   111,554     $     65,941
                                           ===========     ============
SHARE TRANSACTIONS:
       Sales of shares                         828,540           72,790
       Reinvestment of distributions               306               --
       Redemption of shares                 (2,781,938)     (10,022,409)
                                           -----------     ------------
       Net increase (decrease) in shares    (1,953,092)      (9,949,619)
                                           ===========     ============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ALL-ASIA FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS--CLASS A SHARES

    Selected per share data and ratios for a Class A share outstanding throughout each period: (a)

                                              For the Year Ended October 31,
                             -----------------------------------------------------------------
                               1999          1998          1997          1996          1995
----------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period         $  6.95      $   9.34      $  13.15      $  12.62      $  13.84
                              -------      --------      --------      --------      --------
Investment Operations (b)
  Net Investment Income
    (Loss)                      (0.05)         0.02         (0.05)        (0.03)         0.02
  Net Realized and
    Unrealized Gain
    (Loss) on Investments
    and Foreign Currency
    Transactions                 3.86         (2.57)        (3.66)         0.56         (1.24)
                              -------      --------      --------      --------      --------
Total from Investment
  Operations                     3.81         (2.55)        (3.71)         0.53         (1.22)
                              -------      --------      --------      --------      --------
Distributions From
  Net Investment Income         (0.01)           --         (0.09)           --            --
                              -------      --------      --------      --------      --------
Tender Offer Costs
  Charged to
  Paid-in-Capital in
  Excess of Par                    --            --         (0.01)           --            --
                              -------      --------      --------      --------      --------
Redemption Fee - Note 5            --          0.16            --            --            --
                              -------      --------      --------      --------      --------
Net Asset Value, End of
  Period                      $ 10.75      $   6.95      $   9.34      $  13.15      $  12.62
                              =======      ========      ========      ========      ========
Market Value, End of
  Period                          N/A           N/A      $   8.50      $  12.00      $  11.13
                              =======      ========      ========      ========      ========
Total Investment Return
  Based on:
  Market Value                    N/A           N/A      (28.62)%         7.87%       (7.29)%
                              =======      ========      ========      ========      ========
  Net Asset Value (c)          54.92%(e)   (25.59)%(e)   (28.43)%         4.20%       (8.82)%
                              =======      ========      ========      ========      ========
Ratios and Supplementary
  Data:
Net Assets at End of
  Period (in thousands)       $45,215       $42,787      $150,406      $257,840      $247,490
Ratios to Average Net
  Assets: (b)
  Expenses including
    reimbursement/ waiver
    of fees                     1.95%         1.90%         1.78%         1.57%         1.65%
  Expenses excluding
    reimbursement/ waiver
    of fees                     2.27%         2.13%         1.78%         1.57%         1.65%
  Net investment income
    (loss) including
    reimbursement/waiver      (0.49%)         0.28%       (0.31%)       (0.19%)         0.12%
Portfolio Turnover Rate           N/A(d)        N/A(d)        39%           35%           67%

--------------

(a) The Fund converted from Schroder Asian Growth Fund, Inc., a closed-end fund, on March 20, 1998 (See Note 1). For information prior to March 20, 1998, data refers to shares of Schroder Asian Growth Fund.
(b) Includes the Fund's proportionate share of income, expenses and gains/losses of the underlying Portfolios, Schroder Asian Growth Fund Portfolio and Schroder Japan Portfolio, which commenced operations March 23, 1998.
(c) Total returns would have been lower had certain expenses not been reduced during the periods shown (See Note 3).
(d) The Fund invests all of its investible assets in Schroder Asian Growth Fund Portfolio and Schroder Japan Portfolio and did not have any direct portfolio turnover for the periods after March 23, 1998. For the periods shown, the portfolio turnover rates of Schroder Asian Growth Fund Portfolio were 73% and 100% and of Schroder Japan Portfolio were 16% and 36%, respectively. (See Note 1)
(e)  Total returns do not reflect sales charges.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ALL-ASIA FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
NOTE 1. ORGANIZATION

      Schroder Series Trust II (the "Trust") was organized as a Delaware business trust on December 5, 1997. The Trust, which is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"), currently has one investment portfolio, the Schroder All-Asia Fund (the "Fund"). The Fund is a non-diversified portfolio that was converted, as of March 20, 1998, from Schroder Asian Growth
  Fund, Inc., a closed-end fund that commenced operations on December 30, 1993. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's Class A Shares of beneficial interest without par value.

  MASTER-FEEDER ARRANGEMENT

      The Fund currently seeks to achieve its investment objective by investing all its investable assets in the Schroder Asian Growth Fund Portfolio and Schroder Japan Portfolio (each, individually a "Portfolio", and, collectively, the "Portfolios"). The Portfolios are separately managed, non-diversified portfolios of Schroder Capital Funds ("Schroder Core"), each of which has the same investment objective as the Fund and, in combination, substantially similar investment policies as the Fund. This is commonly referred to as a master-feeder arrangement. Schroder Core also is registered as an open-end, management investment company. The Fund may withdraw its investment from the Portfolios at any time if the Trust's Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. The Fund accounts for its investments in each Portfolio as a partnership investment and records daily its share of the Portfolios' income, expenses and realized and unrealized gain or loss. The Portfolios' financial statements are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. As of October 31, 1999, the Fund owned 99.81% and 99.54%, respectively, of the Schroder Asian Growth Fund Portfolio and the Schroder Japan Portfolio and is deemed, for purposes of the Act, to control the Portfolios.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      The following is a summary of significant accounting policies followed by the Trust which are in conformity with generally accepted accounting principles:

  VALUATION OF INVESTMENTS

      The Trust determines the net asset value per share of the Fund as of the close of trading on the New York Stock Exchange on each Fund business day. Valuation of securities held in each Portfolio is discussed in the Notes to the Financial Statements of the Portfolios.

  INVESTMENT INCOME AND EXPENSES

      The Fund records daily its pro rata share of the Portfolios' income, expenses and realized and unrealized gain and loss. In addition, the Fund incurs its own expenses on an accrual basis.

  DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income and net capital gains, if any, are distributed to shareholders at least annually and are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ALL-ASIA FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
  applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Portfolios, timing differences and differing characterizations of distributions made by the Fund.

  DEFERRED ORGANIZATION COSTS

      Costs incurred by the Fund in connection with its organization were amortized on a straight-line basis over a five-year period.

  FEDERAL INCOME TAXES

      It is the policy of the Trust for the Fund to qualify as a "regulated investment company" by complying with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that, among other things, it distributes substantially all of its taxable income, including capital gains, for the fiscal year. In addition, as a result of distributing substantially all of its net investment income during each calendar year, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax.

      As of October 31, 1999, the Fund had a net tax basis capital loss carryforward for Federal income tax purposes that may be applied against taxable gains until its expiration as follows:

  Amount       Expiring
-----------   ----------
$ 1,039,460   10/31/2003
 26,048,489   10/31/2004
 64,861,903   10/31/2006

      At October 31, 1999, the Fund reclassified $(541,457), $327,028 and $214,429 between paid in capital, undistributed net investment income and undistributed net realized gain/loss. These reclassifications had no impact on the net asset value of the Fund and are designed to present the Fund's capital accounts on a tax basis.

NOTE 3. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

      The Fund currently invests all its investable assets in the Portfolios, which retain Schroder Investment Management North America Inc. ("SIMNA") to act as investment adviser pursuant to an Investment Advisory Agreement. See Notes to the Financial Statements of each Portfolio. SIMNA also serves as investment adviser to the Fund under an investment advisory and asset allocation agreement with the Trust. Under this agreement, SIMNA is entitled to receive a monthly fee for asset allocation services at an annual rate of 0.20% of the Fund's average daily net assets with respect to assets invested in the Portfolios.

      Until July 1, 1999, Schroder Capital Management International Inc. ("SCMI") served as investment adviser to the Trust. On that date, SCMI merged into SIMNA, a newly organized Delaware corporation. SCMI and SIMNA are both wholly owned subsidiaries of Schroder U.S. Holdings Inc.

      The administrator of the Fund is Schroder Fund Advisors Inc. ("Schroder Advisors"), a wholly owned subsidiary of SIMNA. For its services, Schroder Advisors is entitled to receive compensation at an annual rate, payable monthly, of 0.05% of the Fund's average daily net assets. In addition, the Fund has entered into a Sub-Administration Agreement with State Street Bank and Trust Company ("State Street") and Schroder Advisors. Under the Agreement, State Street is entitled to receive an annual fee from the Fund of $25,000, payable monthly. Prior to June 1, 1999, the Fund paid subadministration fees to Forum Administrative Services, LLC ("FAdS") at an annual rate, payable monthly, of 0.05% of the average daily net assets of the Fund, subject to an annual minimum fee of $25,000.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ALL-ASIA FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
OCTOBER 31, 1999

    In order to limit the Fund's expenses, SIMNA and Schroder Advisors have voluntarily agreed to reduce their compensation (and, if necessary, to pay certain expenses of the Fund) to the extent that the Fund's net expenses attributable to Class A shares exceed 1.95% of the Fund's average daily net assets attributable to such shares. For the year ended October 31, 1999, SIMNA, Schroder Advisors and FAdS waived fees of $48,471, $18,063 and $2,465, respectively.

    For the period ended October 31, 1999, Schroder Advisors retained sales commissions in the amount of $26,695.

NOTE 4. SHAREHOLDER SERVICING PLAN

      The Fund adopted a Shareholder Service Plan (the "Plan") for the Class A Shares under which Schroder Advisors, or other shareholder servicing organizations, provide administrative support services to shareholders of the Fund's Class A Shares. For providing for, or arranging for, the provision of those shareholder services, Schroder Advisors receives compensation monthly at an annual rate of up to 0.25% of the average daily net assets of the Fund attributable to its Class A Shares. Schroder Advisors may pay shareholder servicing organizations for those services at an annual rate of up to 0.25%.

NOTE 5. PURCHASE AND REDEMPTION FEES

      Shares redeemed in connection with the conversion of Schroder Asian Growth Fund, Inc. were subject to a redemption fee of 2.00% for the six-month period following the conversion on March 20, 1998. Redemption fees collected by the Fund during this six-month period totaled $1,447,222.

NOTE 6. BENEFICIAL INTEREST

      As of October 31, 1999, the Fund had 2 shareholders each owning beneficially or of record more than 5% of the Fund, totalling 39.55% of the Fund's outstanding Class A shares.

NOTE 7. PORTFOLIO INVESTMENT RISK

      For more complete risk disclosure, please refer to the Fund's current prospectus.

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Schroder Series Trust II and Shareholders of Schroder All-Asia Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schroder All-Asia Fund (a separately managed Portfolio of Schroder Series Trust II) (the "Fund") at October 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated herein, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

                                             PricewaterhouseCoopers LLP

Boston, Massachusetts
December 17, 1999

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ASIAN GROWTH FUND PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999

  SHARES                                                  VALUE
-----------                                            -----------
             COMMON STOCKS - 97.0%
             CHINA - 1.0%
     11,400  Huaneng Power International,
               Incorporated ADR                        $   138,225
    572,000  Yizheng Chemical Fibre Company
               Limited (1)                                 156,445
                                                       -----------
                                                           294,670
                                                       -----------
             HONG KONG - 25.2%
    352,000  Amoy Properties Limited                       303,545
    176,000  ASM Pacific Technology Limited                207,272
    127,200  Cable & Wireless HKT Limited                  290,597
    108,000  Cheung Kong (Holdings) Limited                983,459
    217,000  China Everbright Limited                      155,010
    284,000  China Resources Enterprises Limited           363,703
    190,000  China Telecom (Hong Kong) Limited (1)         649,268
     80,000  Citic Pacific Limited                         207,478
    124,500  Dao Heng Bank Group Limited                   565,653
    860,000  Global Tech (Holdings) Limited                503,635
     60,000  Henderson Land Development Company
               Limited                                     274,736
    269,260  Hong Kong & China Gas Company Limited         356,956
     38,400  HSBC Holdings PLC                             462,114
    123,000  Hutchison Whampoa Limited                   1,234,826
    135,000  New World Infrastructure Limited (1)          156,380
     82,000  Sun Hung Kai Properties Limited               664,906
     19,000  Swire Pacific Limited "A" Shares               94,150
                                                       -----------
                                                         7,473,688
                                                       -----------
             INDIA - 8.6%
      9,000  ACC Limited (1)                                41,816
     30,400  Bajaj Auto Limited                            308,624
     26,600  Bharat Petroleum Corporation Limited          177,783
     12,000  Castrol (India) Limited                        94,307
      8,500  Hindustan Lever Limited                       455,413
     25,000  Hindustan Petroleum Corporation Limited        92,763
     12,500  Hindustan Petroleum Corporation
               Limited (1)                                  46,382
      8,000  ITC Limited                                   129,891
  SHARES                                                  VALUE
-----------                                            -----------
             INDIA (CONTINUED)
     26,500  Larsen & Toubro Limited                   $   243,074
     54,500  Mahanagar Telephone Nigam Limited             215,287
      4,200  NIIT Limited                                  209,613
    101,000  Reliance Industries Limited                   543,640
         31  Tata Engineering & Locomotive Company
               Limited                                         172
                                                       -----------
                                                         2,558,765
                                                       -----------
             INDONESIA - 2.1%
    170,500  PT Astra International Tbk (1)                 84,313
     76,500  PT Gudang Garam Tbk                           197,274
    122,000  PT Indofood Sukses Makmur (1)                 144,791
     31,000  PT Indosat (Persero) Tbk                       50,418
    318,500  PT Telekomunikasi Indonesia                   151,666
                                                       -----------
                                                           628,462
                                                       -----------
             KOREA - 14.7%
     37,438  Kookmin Bank                                  583,652
     22,800  Korea Electric Power Corporation              667,178
      5,500  Korea Telecom Corporation ADR (1)             193,875
        400  Korea Telecom Corporation                      26,911
      7,210  Pohang Iron & Steel Company Limited           885,035
      7,879  Samsung Electronics                         1,313,714
     24,000  Shinhan Bank                                  254,106
        216  SK Telecom Company Limited                    249,404
     15,550  SK Telecom Company Limited ADR                203,122
                                                       -----------
                                                         4,376,997
                                                       -----------
             MALAYSIA - 12.0%
    222,000  Gamuda Berhad                                 446,923
    171,500  Genting Berhad                                613,791
    648,000  Island & Peninsular Berhad                    491,117
     54,000  Malayan Banking Berhad                        183,316
     50,000  Malaysian Pacific Industries Berhad           217,106
     95,000  Tanjong PLC                                   200,001
    125,000  Telekom Malaysia Berhad                       384,870
    440,000  Tenaga Nasional Berhad                      1,013,161
                                                       -----------
                                                         3,550,285
                                                       -----------
             PHILIPPINES - 1.6%
    189,000  Ayala Corporation                              47,073
    424,000  Ayala Land, Incorporated                      108,244

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ASIAN GROWTH FUND PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONCLUDED)
OCTOBER 31, 1999

  SHARES                                                  VALUE
-----------                                            -----------
             PHILIPPINES (CONTINUED)
     78,800  Manila Electric Company "B" Shares        $   215,890
      3,940  Philippine Long Distance Telephone
               Company                                      81,940
     23,100  San Miguel Corporation "B" Shares              33,370
                                                       -----------
                                                           486,517
                                                       -----------
             SINGAPORE - 15.4%
     12,000  Chartered Semiconductor                        24,180
     85,000  City Developments Limited                     439,344
     27,000  Cycle and Carriage Limited                     91,685
     68,758  DBS Group Holdings Limited                    776,906
    164,000  Keppel Telecommunications &
               Transportation Limited                      173,478
     23,300  Oversea-Chinese Banking Corporation
               Limited                                     175,047
     64,000  Singapore Airlines Limited                    676,987
     44,344  Singapore Press Holdings Limited              759,569
    237,000  Singapore Telecommunications Limited          450,115
     71,580  United Overseas Bank Limited                  542,063
     21,000  Venture Manufacturing (Singapore)
               Limited                                     186,796
    295,400  Wing Tai Holdings Limited                     259,210
                                                       -----------
                                                         4,555,380
                                                       -----------
             TAIWAN - 13.3%
    220,800  Acer, Incorporated                            420,870
     33,635  Asustek Computer, Incorporated                352,881
    166,750  Cathay Life Insurance Company Limited         430,797
    550,200  China Steel Corporation                       422,964
     86,000  First Commercial Bank                         110,277
    176,000  Hua Nan Commercial Bank                       249,527
    291,064  Nan Ya Plastic Corporation                    508,949
    146,370  Siliconware Precision Industries Company      262,857
    264,170  Taiwan Semiconductor Manufacturing
               Company                                   1,173,533
                                                       -----------
                                                         3,932,655
                                                       -----------
  SHARES                                                  VALUE
-----------                                            -----------

             THAILAND - 3.1%
     16,000  Advanced Info Service Public Company
               Limited (1)                             $   186,528
     19,000  Bangkok Bank Public Company Limited (1)        44,301
    105,000  Electricity Generating Public Company
               Limited                                     138,731
     21,500  PTT Exploration and Production Public
               Company Limited (1)                         157,072
      3,000  Siam Cement Public Company Limited (1)         77,720
    329,000  TelecomAsia Corporaton Public Company
               Limited (1)                                 253,568
     42,000  Thai Farmers Bank Public Company
               Limited (1)                                  59,301
                                                       -----------
                                                           917,221
                                                       -----------
             Total Common Stocks
               (cost $24,120,085)                       28,774,640

             PREFERRED STOCK - 0.2%
             THAILAND - 0.2%
     64,000  Siam Commercial Bank Public Company
               Limited (1)
               (cost $83,774)                               72,539
                                                       -----------

 PRINCIPAL
  AMOUNT
-----------
             REPURCHASE AGREEMENT - 1.6%
$   470,000  State Street Bank and Trust Company,
               4.25%, 11/01/1999 (2)
               (cost $470,000)                             470,000
                                                       -----------
             Total Investments
               (cost $24,673,859) - 98.8%               29,317,179
             Other Assets Less Liabilities - 1.2%          343,628
                                                       -----------
             Total Net Assets - 100%                   $29,660,807
                                                       ===========

------------------

(1)  Denotes non-income producing security.
(2) The repurchase agreement, dated 10/29/99 with a repurchase price of $470,166 is collateralized by a $480,000 United States Treasury Bond, 6.625%, due 2/15/27, valued at $484,200.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ASIAN GROWTH FUND PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999

ASSETS:
       Investments in securities, at value (Note
         2)                                           $ 29,317,179
       Cash                                                  7,457
       Foreign currency (Cost $541,660)                    543,034
       Dividends receivable                                 60,910
       Interest receivable                                     167
       Receivable for securities sold                    1,192,134
       Deferred organizational costs                         2,578
       Prepaid expenses                                      2,896
       Due from Investment Adviser (Note 3)                  2,623
                                                      ------------

                        Total Assets                    31,128,978
                                                      ------------

LIABILITIES:
       Payable for securities purchased                  1,292,984
       Payable for forward foreign currency
         contracts purchased                                32,133
       Advisory fee payable (Note 3)                        17,559
       Administration fee payable (Note 3)                   1,254
       Accrued expenses and other liabilities              124,241
                                                      ------------

                        Total Liabilities                1,468,171
                                                      ------------

                        Net Assets                    $ 29,660,807
                                                      ============

       Cost of Securities                             $ 24,673,859
                                                      ============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ASIAN GROWTH FUND PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                      For the Year
                                                         Ended
                                                    October 31, 1999
                                                    ----------------
INVESTMENT INCOME:
       Dividend income                                $   509,605
       Interest income                                     18,382
       Foreign taxes                                     (115,412)
                                                      -----------
                        Total Investment Income           412,575
                                                      -----------
EXPENSES:
       Investment advisory fees (Note 3)                  189,082
       Administrative fees (Note 3)                        13,506
       Subadministration fees (Note 3)                     27,730
       Custodian fees                                      63,375
       Audit fees                                          27,444
       Legal fees                                          13,386
       Trustees fees                                       14,915
       Transfer agent fees                                  2,415
       Amortization of organizational expenses                760
       Insurance                                              489
       Other                                                9,303
                                                      -----------
                        Total Expenses                    362,405
       Expenses borne by Investment Adviser (Note
         3)                                                (7,062)
       Expenses waived (Note 3)                           (42,179)
                                                      -----------
                        Net Expenses                      313,164
                                                      -----------
NET INVESTMENT INCOME (LOSS)                               99,411
                                                      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS:
       Net realized gain (loss) on investments
         sold                                           1,866,239
       Net realized gain (loss) on foreign
         currency transactions                            (24,235)
                                                      -----------
                        Net realized gain (loss)
                          on investments and
                          foreign currency
                          transactions                  1,842,004
                                                      -----------
       Change in net unrealized appreciation
         (depreciation) on investments                 10,091,068
       Change in net unrealized appreciation
         (depreciation) on foreign currency
         transactions                                     (31,183)
                                                      -----------
                        Net change in unrealized
                          appreciation
                          (depreciation) on
                          investments and foreign
                          currency transactions        10,059,885
                                                      -----------
NET GAIN (LOSS)                                        11,901,889
                                                      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $12,001,300
                                                      ===========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ASIAN GROWTH FUND PORTFOLIO
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                            For the       For the
                                           Year Ended   Period Ended
                                            10/31/99    10/31/98 (a)
                                          ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
       Net investment income (loss)       $     99,411  $    571,616
       Net realized gain (loss) on
         investments and foreign
         currency                            1,842,004   (15,840,538)
       Change in net unrealized
         appreciation (depreciation) of
         investments and foreign
         currency                           10,059,885    (4,115,849)
                                          ------------  ------------
       Net increase (decrease) in net
         assets resulting from
         operations                         12,001,300   (19,384,771)
                                          ------------  ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTEREST:
       Contributions                         8,033,360    93,722,315(b)
       Withdrawals                         (12,905,279)  (51,806,118)
                                          ------------  ------------
       Net increase (decrease) in assets
         from transactions in investors'
         beneficial interest                (4,871,919)   41,916,197
                                          ------------  ------------
       Total increase (decrease)             7,129,381    22,531,426
NET ASSETS
       Beginning of period                  22,531,426            --
                                          ------------  ------------
       End of period                      $ 29,660,807  $ 22,531,426
                                          ============  ============

(a) For the period March 23, 1998 (commencement of operations) through October 31, 1998 (See Note 1).
(b) Includes initial capital contribution from Master/Feeder structure conversion of $85,862,089 (See Note 1).

------------------

FINANCIAL HIGHLIGHTS

    Portfolio performance for the following periods:

                                            For the Year       For the Period
                                               Ended               Ended
                                          October 31, 1999  October 31, 1998 (a)
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses, including waiver of fees              1.16%                1.16%(b)
  Expenses, excluding waiver of fees              1.34%                1.27%(b)
  Net investment income, including
    waiver of fees                                0.37%                2.51%(b)
Portfolio Turnover Rate                             73%                 100%

--------------

(a) For the period March 23, 1998 (commencement of operations) through October 31, 1998 (See Note 1).
(b)  Annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ASIAN GROWTH FUND PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
NOTE 1. ORGANIZATION

      Schroder Capital Funds ("Schroder Core") was organized as a Delaware business trust on September 7, 1995. Schroder Core, which is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"), currently has three investment portfolios. Included in this report is Schroder Asian Growth Fund Portfolio (the "Portfolio"), which is a non-diversified portfolio that received assets from Schroder Asian Growth Fund, Inc. in that Fund's master-feeder structure conversion and commenced operations on March 23, 1998. The net assets received as a result of the conversion amounted to $85,862,089, which included unrealized depreciation of $1,248,006. Under its Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests without par value. Interests in the Portfolio are sold without any sales charges in private placement transactions to qualified investors, including open-end, management investment companies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

      The following is a summary of significant accounting policies followed by the Portfolio which are in conformity with generally accepted accounting principles.

  VALUATION OF INVESTMENTS

      Portfolio securities listed on recognized stock exchanges are valued at the last reported sales price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the mean of the closing bid and ask prices ("mid-market price"), or, if none, the last sale price on the preceding trading day. Securities traded in over-the-counter markets are valued at the most recent reported mid-market price. Short-term investments having a maturity of 60 days or less, are valued at amortized cost, which approximates market value unless the investment adviser believes another valuation is more appropriate. Prices used for valuation generally are provided by independent pricing services. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Schroder Core Board of Trustees.

  REPURCHASE AGREEMENTS

      When entering into repurchase agreements, it is each Portfolio's policy that the Portfolio take into its possession, through its custodian, the underlying collateral and monitor the collateral's value at the time the agreement is entered into and on a daily basis during the term of the repurchase agreement to ensure that it equals or exceeds the repurchase price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

  INVESTMENT TRANSACTIONS

      Investment security transactions are recorded as of trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

  INVESTMENT INCOME

      Dividend income is recorded on the ex-dividend date except that certain foreign dividends are recorded as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of unrecoverable

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ASIAN GROWTH FUND PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
  withholding tax. Interest income is recorded on an accrual basis. Foreign dividend and interest income amounts and realized capital gains or losses are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

  EXPENSE ALLOCATION

      Schroder Core accounts separately for the assets and liabilities and operation of each of its portfolios. Expenses that are directly attributable to more than one portfolio are allocated among the respective portfolios in proportion to each portfolio's net assets.

  FEDERAL INCOME TAXES

      The Portfolio is not required to pay federal income taxes on its net investment income and net capital gain because it is treated as a partnership for federal income tax purposes. All interest, dividends, gain and loss of the Portfolio are deemed to have been "passed through" to the Portfolio's interest holders in proportion to their holdings in the Portfolio regardless of whether such interest, dividends or gain have been distributed by the Portfolio.

      Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates. The Portfolio provides for taxes on realized gains on Indian securities sold and unrealized appreciation on Indian securities held.

  DEFERRED ORGANIZATION COSTS

      Costs incurred by the Portfolio in connection with its organization are amortized on a straight-line basis over a five-year period.

  FOREIGN CURRENCY

      Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows:
  (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

      The Portfolio may enter into transactions to purchase or sell forward foreign currencies to protect the U.S. dollar value of the underlying portfolio of securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Portfolio entering into offsetting commitments.

NOTE 3. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

      SIMNA is the investment adviser to the Portfolio. Pursuant to an Investment Advisory Agreement, SIMNA is entitled to receive compensation at an annual rate, payable monthly, of 0.70% of the Portfolio's average daily net assets.

      Until July 1, 1999, Schroder Capital Management International Inc. ("SCMI") served as investment adviser to the Portfolio. On that date, SCMI merged into SIMNA, a newly organized Delaware corporation. SCMI and SIMNA are both wholly owned subsidiaries of Schroder U.S. Holdings Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ASIAN GROWTH FUND PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
OCTOBER 31, 1999

    The administrator of the Portfolio is Schroder Fund Advisors Inc. ("Schroder Advisors"), a wholly owned subsidiary of SIMNA. Schroder Advisors is entitled to receive compensation at an annual rate, payable monthly, of 0.05% of the Portfolio's average daily net assets. In addition, Schroder Core has entered into a Sub-Administration Agreement with State Street Bank and Trust Company ("State Street") and Schroder Advisors. Under that Agreement, the Portfolio, together with other mutual funds managed by SIMNA and certain related entities, pays fees to State Street based on the combined average daily net assets of all of the funds in the Schroder complex, according to the following annual rates:
0.06% of the first $1.7 billion of such assets, 0.04% of the next $1.7 billion, and 0.02% of assets in excess of $3.4 billion, subject to certain minimum requirements. Prior to June 1, 1999, the Portfolio paid subadministration fees to Forum Administrative Services, LLC ("FAdS") at an annual rate of 0.05% of the average daily net assets of the Portfolio, subject to a minimum annual fee of $25,000.

    In order to limit the Portfolio's expenses, SIMNA and Schroder Advisors have voluntarily agreed to reduce their compensation (and, if necessary, to pay certain expenses of the Portfolio) to the extent that the Portfolio's net expenses exceed 1.16% of the Portfolio's average daily net assets. For the year ended October 31, 1999, SIMNA and FAdS waived fees of $34,572, and $7,607, respectively.

NOTE 4. INVESTMENT TRANSACTIONS

      Purchases and proceeds from sales of investments, excluding short-term securities for the year ended October 31, 1999 were $19,129,409 and $23,237,228, respectively.

      At October 31, 1999, the identified cost for federal income tax purposes of investments owned by the Portfolio was $24,979,287 with a net unrealized appreciation of $4,337,892. Gross unrealized appreciation and depreciation were $6,340,666 and $2,002,774, respectively.

NOTE 5. CONCENTRATION OF RISK

      The Portfolio's investments in companies domiciled in Asian countries other than Japan, including countries with limited or developing markets, may cause the Portfolio to be more susceptible to political, social and economic events adversely affecting the Asian countries in which it invests than portfolios not so concentrated in a single region.

      As of October 31, 1999, Schroder All-Asia Fund owned 99.81% of the Portfolio.

NOTE 6. FORWARD FOREIGN CURRENCY CONTRACTS

      As of October 31, 1999, the Portfolio had open forward foreign currency contracts which contractually obligates the Portfolio to deliver currencies at a specified date as follows:

                                                                  NET UNREALIZED
        SOLD          SETTLEMENT DATE      COST        VALUE       DEPRECIATION
--------------------  ---------------   ----------   ----------   --------------
     14,000,000 HKD*      3/03/00       $1,769,129   $1,798,686      $(29,557)
      3,750,000 HKD*      3/03/00          479,215      481,791        (2,576)
                                                                     --------
                                                                     $(32,133)
                                                                     ========

  *Hong Kong Dollar

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ASIAN GROWTH FUND PORTFOLIO
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Schroder Capital Funds and Interestholders of Schroder Asian Growth Fund Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schroder Asian Growth Fund Portfolio (the "Fund")(a separately managed portfolio of Schroder Capital Funds) at October 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated herein, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                                             PricewaterhouseCoopers LLP

Boston, Massachusetts
December 17, 1999

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER JAPAN PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999

  SHARES                                                  VALUE
-----------                                            -----------
             COMMON STOCKS - 99.6%
             APPLIANCES & HOUSEHOLD DURABLES - 7.6%
     29,000  Matsushita Electric Industrial Company
               Limited                                 $   609,956
      3,700  Sony Corporation                              576,485
                                                       -----------
                                                         1,186,441
                                                       -----------
             AUTOMOBILES - 3.8%
     17,000  Toyota Motor Corporation                      588,060
                                                       -----------
             BANKING - 2.2%
     39,000  Asahi Bank Limited                            346,052
                                                       -----------
             BROADCASTING & PUBLISHING - 0.5%
      9,000  Chubu-Nippon Broadcasting Company
               Limited                                      85,378
                                                       -----------
             BUSINESS & PUBLIC SERVICES - 2.9%
     37,000  Toppan Printing Company Limited               453,459
                                                       -----------
             CHEMICALS - 2.3%
     27,000  Kuraray Company Limited                       362,208
                                                       -----------
             CONSTRUCTION & HOUSING - 4.0%
     24,000  Daiwa House Industry Company Limited          219,394
     13,000  National House Industrial Company
               Limited                                      99,655
     28,000  Sanki Engineering Company Limited             154,005
     14,000  Sekisui House Limited                         151,457
                                                       -----------
                                                           624,511
                                                       -----------
             DATA PROCESSING & REPRODUCTION - 2.2%
      7,000  Canon, Incorporated                           197,872
      5,000  Fujitsu Limited                               150,441
                                                       -----------
                                                           348,313
                                                       -----------
             ELECTRICAL & ELECTRONICS - 5.1%
     39,000  Hitachi Limited                               421,167
     18,000  Omron Corporation                             376,006
                                                       -----------
                                                           797,173
                                                       -----------
             ELECTRONIC COMP. & INSTRUMENTS - 6.2%
      4,000  Murata Manufacturing Company Limited          513,606
      1,000  Rohm Company Limited                          224,224
      1,000  TDK Corporation                                97,834
  SHARES                                                  VALUE
-----------                                            -----------
     15,000  Yamatake Corporation                      $   142,296
                                                       -----------
                                                           977,960
                                                       -----------
             ENERGY SOURCES - 1.7%
      4,000  Nippon Mitsubishi Oil Corporation              17,631
     41,000  Showa Shell Sekiyu                            246,330
                                                       -----------
                                                           263,961
                                                       -----------
             FINANCIAL SERVICES - 4.8%
     13,400  Credit Saison Company Limited                 329,350
      1,200  Nichiei Company Limited                        62,093
     22,000  Nomura Securities Company Limited             362,802
                                                       -----------
                                                           754,245
                                                       -----------
             FOREST PRODUCTS & PAPER - 3.6%
     49,000  Nippon Paper Industries Company Limited       380,318
     27,000  Oji Paper Company Limited                     190,159
                                                       -----------
                                                           570,477
                                                       -----------
             HEALTH & PERSONAL CARE - 6.7%
      8,000  Banyu Pharmaceutical Company Limited          146,340
     11,000  Takeda Chemical Industries Limited            631,372
      6,000  Yamanouchi Pharmaceutical Company
               Limited                                     271,943
                                                       -----------
                                                         1,049,655
                                                       -----------
             INDUSTRIAL COMPONETS - 4.8%
     22,000  Bridgestone Corporation                       605,021
     11,000  Sumitomo Electric Industries                  147,671
                                                       -----------
                                                           752,692
                                                       -----------
             INSURANCE - 3.9%
     30,000  Sumitomo Marine & Fire Insurance Company
               Limited                                     231,411
     56,000  Yasuda Fire & Marine Insurance Company
               Limited                                     378,842
                                                       -----------
                                                           610,253
                                                       -----------
             LEISURE & TOURISM - 1.0%
     12,000  Japan Airport Terminal Company Limited        152,012
                                                       -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER JAPAN PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONCLUDED)
OCTOBER 31, 1999

  SHARES                                                  VALUE
-----------                                            -----------
             COMMON STOCKS (CONTINUED)
             MACHINERY & ENGINEERING - 1.9%
     10,000  Amano Corporation                         $    76,658
      1,300  SMC Corporation                               219,116
                                                       -----------
                                                           295,774
                                                       -----------
             MERCHANDISING - 2.8%
      6,200  Aoyamma Trading Company Limited               197,834
      3,000  Ito-Yokado Company Limited                    239,747
                                                       -----------
                                                           437,581
                                                       -----------
             METALS-STEEL - 2.1%
     31,000  Nittetsu Mining Company Limited                80,203
    262,000  Sumitomo Metal Industries Limited (1)         256,075
                                                       -----------
                                                           336,278
                                                       -----------
             MISC. MATERIALS & COMMODITIES - 1.5%
      6,000  Nitto Denko Corporation                       236,872
                                                       -----------
             MULTI-INDUSTRY - 2.6%
     33,000  Amada Metrecs Company Limited                 208,700
     52,000  Sakata Inx Corporation                        204,293
                                                       -----------
                                                           412,993
                                                       -----------
             REAL ESTATE - 4.6%
     34,000  Airport Facilties Company Limited             179,513
     76,000  KOA Fire & Marine Insurance Company
               Limited                                     310,234
     32,000  TOC Company Limited                           231,813
                                                       -----------
                                                           721,560
                                                       -----------
             RECREATION OTHER CONSUMER GOODS - 3.3%
     16,000  Fuji Photo Film                               513,607
                                                       -----------
             TELECOMMUNICATIONS - 6.0%
         61  Nippon Telegraph & Telephone Corporation      935,224
                                                       -----------
             TEXTILE & APPAREL - 0.8%
      8,000  Onward Kashiyama Company Limited              125,565
                                                       -----------
             TRANSPORTATION - ROAD & RAIL - 2.6%
         48  East Japan Railway Company                    293,906
  SHARES                                                  VALUE
-----------                                            -----------
     38,000  Hanshin Electric Railway Company Limited  $   112,878
                                                       -----------
                                                           406,784
                                                       -----------
             WHOLESALE & INTERNATIONAL TRADE - 8.1%
      4,000  Glory Limited                                  98,122
     13,000  Inaba Denkisangyo Company Limited             196,818
     35,000  Mitsubishi Corporation                        251,533
     52,000  Mitsui & Company Limited                      384,170
     26,000  Sumitomo Corporation                          189,843
     11,000  Trusco Nakayama Corporation                   153,996
                                                       -----------
                                                         1,274,482
                                                       -----------
             Total Common Stocks
               (Cost $13,725,551)                       15,619,570
                                                       -----------

 PRINCIPAL
  AMOUNT
-----------
             REPURCHASE AGREEMENT - 1.0%
$   160,000  State Street Bank and Trust Company,
               4.250%, 11/01/1999 (Cost
               $160,000) (2)                               160,000
                                                       -----------
             Total Investments
               (Cost $13,885,551) - 100.6%              15,779,570
                                                       -----------
             Liabilities in Excess of Other
             Assets - (0.6%)                               (86,580)
                                                       -----------
             Total Net Assets - 100%                   $15,692,990
                                                       ===========

------------------

(1)  Denotes non-income producing security
(2) The repurchase agreement dated 10/29/99 with a repurchase price of $160,057 is collateralized by a $165,000 United States Treasury Bond, 6.625%, due 2/15/27, valued at $166,444.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER JAPAN PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1999

ASSETS:
       Investments in securities, at value
         (Note 2)                                     $ 15,779,570
       Cash                                                    513
       Dividends receivable                                 35,401
       Interest receivable                                      57
       Receivable for securities sold                       70,405
       Deferred organizational costs                         2,958
       Due from Investment Adviser (Note 3)                 16,543
                                                      ------------

                        Total Assets                    15,905,447
                                                      ------------

LIABILITIES:
       Payable for securities purchased                     45,147
       Payable for forward foreign currency
         contracts purchased                               112,072
       Advisory fee payable (Note 3)                         7,244
       Administration fee payable (Note 3)                     659
       Accrued expenses and other liabilities               47,335
                                                      ------------

                        Total Liabilities                  212,457
                                                      ------------

                        Net Assets                    $ 15,692,990
                                                      ============

       Cost of Securities                             $ 13,885,551
                                                      ============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER JAPAN PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                        For the Year
                                                            Ended
                                                      October 31, 1999
                                                      -----------------
INVESTMENT INCOME:
       Dividend income                                   $  119,589
       Interest income                                       11,885
       Foreign taxes withheld                                (6,692)
                                                         ----------
                        Total Investment Income             124,782
                                                         ----------
EXPENSES:
       Investment advisory fees (Note 3)                     93,606
       Administrative fees (Note 3)                           8,510
       Subadministration Fees (Note 3)                       21,091
       Custodian fees                                        59,780
       Audit fees                                            27,133
       Legal fees                                             7,922
       Trustees fees                                          2,378
       Transfer agent fees                                   14,915
       Amortization of organizational expenses                  760
       Insurance                                                451
       Other                                                  1,563
                                                         ----------
                        Total Expenses                      238,109
       Expenses borne by Investment Adviser
         (Note 3)                                           (27,647)
       Expenses waived (Note 3)                             (42,389)
                                                         ----------
                        Net Expenses                        168,073
                                                         ----------
NET INVESTMENT INCOME (LOSS)                                (43,291)
                                                         ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS:
       Net realized gain (loss) on investments
         sold                                               (83,383)
       Net realized gain (loss) on foreign
         currency transactions                             (102,720)
                                                         ----------
                        Net realized gain (loss)
                          on investments and
                          foreign currency
                          transactions                     (186,103)
                                                         ----------
       Change in net unrealized appreciation
         (depreciation) on investments                    7,622,767
       Change in net unrealized appreciation
         (depreciation) on foreign currency
         transactions                                      (111,412)
                                                         ----------
                        Net change in unrealized
                          appreciation
                          (depreciation) on
                          investments and foreign
                          currency transactions           7,511,355
                                                         ----------
NET GAIN (LOSS)                                           7,325,252
                                                         ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                        $7,281,961
                                                         ==========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER JAPAN PORTFOLIO
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                            For the Year          For the
                                               Ended            Period Ended
                                          October 31, 1999  October 31, 1998 (a)
                                          ----------------  --------------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
       Net investment income (loss)         $    (43,291)       $     83,990
       Net realized gain (loss) on
         investments and foreign
         currency                               (186,103)         (3,009,159)
       Change in net unrealized
         appreciation (depreciation) of
         investments and foreign
         currency                              7,511,355           1,192,952
                                            ------------        ------------
       Net increase (decrease) in net
         assets resulting from
         operations                            7,281,961          (1,732,217)
                                            ------------        ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTEREST:
       Contributions                           4,226,057          57,952,999(b)
       Withdrawals                           (16,498,593)        (35,537,217)
                                            ------------        ------------
       Net increase (decrease) in assets
         from transactions in investors'
         beneficial interest                 (12,272,536)         22,415,782
                                            ------------        ------------
       Total increase (decrease)              (4,990,575)         20,683,565
NET ASSETS
       Beginning of period                    20,683,565                  --
                                            ------------        ------------
       End of period                        $ 15,692,990        $ 20,683,565
                                            ============        ============

(a) For the period March 23, 1998 (commencement of operations) through October 31, 1998 (See Note 1).
(b) Includes initial capital contribution from Master/Feeder structure conversion of $55,886,917 (See Note 1).

------------------

FINANCIAL HIGHLIGHTS

    Portfolio performance for the following periods:

                                             For The Year          For the Period
                                                 Ended                  Ended
                                           October 31, 1999     October 31, 1998 (a)
--------------------------------------------------------------------------------------
Ratio to Average Net Assets:
  Expenses, including waiver of fees                    0.99%                0.99%(b)
  Expenses, excluding waiver of fees                    1.40%                1.24%(b)
  Net investment income (loss) including
    waiver of fees                                    (0.25)%                0.55%(b)
Portfolio Turnover Rate                                   16%                  36%

--------------

(a) For the period March 23, 1998 (commencement of operations) through October 31, 1998 (See Note 1).
(b)  Annualized.

    The accompanying notes are an integral part of the financial statements.

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                                       26

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SCHRODER JAPAN PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
NOTE 1. ORGANIZATION

      Schroder Capital Funds ("Schroder Core") was organized as a Delaware business trust on September 7, 1995. Schroder Core, which is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"), currently has three investment portfolios. Included in this report is Schroder Japan Portfolio (the "Portfolio"), which is a non-diversified portfolio that received assets from Schroder Asian Growth Fund, Inc. in that Fund's master-feeder structure conversion and commenced operations on March 23, 1998. The net assets received as a result of the conversion amounted to $55,886,917, which included unrealized depreciation of $6,914,125. Under its Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests without par value. Interests in the Portfolio are sold without any sales charges in private placement transactions to qualified investors, including open-end, management investment companies.

  NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

      The following is a summary of significant accounting policies followed by the Trust which are in conformity with generally accepted accounting principles:

  VALUATION OF INVESTMENTS

      Portfolio securities listed on recognized stock exchanges are valued at the last reported sales price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the mean of the closing bid and ask price ("mid-market price"), or, if none, the last sale price on the preceding trading day. Securities traded in over-the-counter markets are valued at the most recent reported mid-market price. Short-term investments having a maturity of 60 days or less, are valued at amortized cost, which approximates market value, unless the investment adviser believes another valuation is more appropriate. Prices used for valuation generally are provided by independent pricing services. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Schroder Core Board of Trustees.

  REPURCHASE AGREEMENTS

      When entering into repurchase agreements, it is each Portfolio's policy that the Portfolio take into its possession, through its custodian, the underlying collateral and monitor the collateral's value at the time the agreement is entered into and on a daily basis during the term of the repurchase agreement to ensure that it equals or exceeds the repurchase price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

  INVESTMENT TRANSACTIONS

      Investment security transactions are recorded as of trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

  INVESTMENT INCOME

      Dividend income is recorded on the ex-dividend date except that certain foreign dividends are recorded as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of unrecoverable

--------------------------------------------------------------------------------

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SCHRODER JAPAN PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
  withholding tax. Interest income is recorded on an accrual basis. Foreign dividend and interest income amounts and realized capital gains or losses are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

  EXPENSE ALLOCATION

      Schroder Core accounts separately for the assets and liabilities and operation of each of its portfolios. Expenses that are directly attributable to more than one portfolio are allocated among the respective portfolios in proportion to each portfolio's net assets.

  FEDERAL INCOME TAXES

      The Portfolio is not required to pay federal income taxes on its net investment income and net capital gain because it is treated as a partnership for federal income tax purposes. All interest, dividends, gain and loss of the Portfolio are deemed to have been "passed through" to the Portfolio's interest holders in proportion to their holdings in the Portfolio regardless of whether such interest, dividends or gain have been distributed by the Portfolio.

  DEFERRED ORGANIZATION COSTS

      Costs incurred by the Portfolio in connection with its organization are amortized on a straight-line basis over a five-year period.

  FOREIGN CURRENCY

      Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows:
  (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

      The Portfolio may enter into transactions to purchase or sell forward foreign currencies to protect the U.S. dollar value of the underlying portfolio of securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Portfolio entering into offsetting commitments.

NOTE 3. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

      SIMNA is the investment adviser to the Portfolio. Pursuant to an Investment Advisory Agreement, SIMNA is entitled to receive compensation at an annual rate, payable monthly, of 0.55% of the Portfolio's average daily net assets.

      Until July 1, 1999, Schroder Capital Management International Inc. ("SCMI") served as investment advisor to the Portfolio. On that date, SCMI merged into SIMNA, a newly organized Delaware corporation. SCMI and SIMNA are both wholly owned subsidiaries of Schroder U.S. Holdings Inc.

      The administrator of the Portfolio is Schroder Fund Advisors Inc. ("Schroder Advisors"), a wholly owned subsidiary of SIMNA. Schroder Advisors is entitled to receive compensation at an annual rate, payable monthly, of 0.05% of the Portfolio's average daily net assets. In addition, Schroder Core has entered into a

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER JAPAN PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1999
  Sub-Administration Agreement with State Street Bank and Trust Company ("State Street") and Schroder Advisors. Under that Agreement, the Portfolio, together with other mutual funds managed by SIMNA and certain related entities, pays fees to State Street based on the combined average daily net assets of all of the funds in the Schroder complex, according to the following annual rates:
  0.06% of the first $1.7 billion of such assets, 0.04% of the next $1.7 billion, and 0.02% of assets in excess of $3.4 billion, subject to certain minimum requirements.

      Prior to June 1, 1999, the Portfolio paid subadministration fees to Forum Administrative Services, LLC at an annual rate of 0.05% of the average daily net assets of the Portfolio, subject to a minimum annual fee of $25,000.

      In order to limit the Portfolio's expenses, SIMNA and Schroder Advisors have voluntarily agreed to reduce their compensation (and, if necessary, to pay certain expenses of the Portfolio) to the extent that the Portfolio's net expenses exceed 0.99% of the Portfolio's average daily net assets. For the year ended October 31, 1999, SIMNA and FAdS waived fees of $33,075 and $9,314, respectively.

NOTE 4. INVESTMENT TRANSACTIONS

      Purchases and proceeds from sales of investments, excluding short-term securities for the year ended October 31, 1999 were $2,645,387 and $14,250,014, respectively.

      At October 31, 1999, the identified cost for federal income tax purposes of investments owned by the Fund was $13,903,004 with a net unrealized appreciation of $1,876,566. Gross unrealized appreciation and depreciation were $3,576,708 and $1,700,142, respectively.

NOTE 5. CONCENTRATION OF RISK

      The Portfolio's investments in companies domiciled in Japan may cause the Portfolio to be more susceptible to political, social and economic events adversely affecting Japanese companies than portfolios not so concentrated.

      As of October 31, 1999, Schroder All-Asia Fund owned 99.54% of the Portfolio.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER JAPAN PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
OCTOBER 31, 1999

NOTE 6. FORWARD FOREIGN CURRENCY CONTRACTS

      As of October 31, 1999, the Portfolio had open forward foreign currency contracts which contractually obligates the Portfolio to deliver currencies at a specified date as follows:

      SOLD        SETTLEMENT DATE      COST        VALUE      DEPRECIATION
----------------  ---------------   ----------   ----------   ------------
162,202,000 JPY*      2/18/00       $1,122,244   $1,231,341    $(109,097)
 67,333,000 JPY*      2/28/00          655,006      657,981       (2,975)
                                                               ---------
                                                               $(112,072)
                                                               =========

  * Japanese Yen

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Schroder Capital Funds and Interestholders of Schroder Japan
Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schroder Japan Portfolio (the "Fund") (a separately managed portfolio of Schroder Capital Funds) at October 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated herein, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                                             PricewaterhouseCoopers LLP

Boston, Massachusetts
December 17, 1999

--------------------------------------------------------------------------------

INVESTMENT ADVISER

Schroder Investment Management
  North America Inc.
787 Seventh Avenue, 34(th) floor
New York, NY 10019

TRUSTEES

Nancy A. Curtin, CHAIRMAN
Louise Croset, PRESIDENT
Peter E. Guernsey
John I. Howell
William L. Means
David M. Salisbury

ADMINISTRATOR & DISTRIBUTOR

Schroder Fund Advisors Inc.
787 Seventh Avenue, 34th Floor
New York, NY 10019

CUSTODIAN

State Street Bank and Trust Company

TRANSFER & SHAREHOLDER
SERVICING AGENT

Boston Financial Data Services, Inc.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

COUNSEL

Ropes & Gray

The information contained in this report is intended for the general information of the shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust.

Schroder All-Asia Fund
P.O. Box 8507
Boston, MA 02266
800-464-3108

                                     [SCHRODER LOGO]

                                      ------------------------------------------

       Schroder
       All-Asia
       Fund

              ANNUAL REPORT

               October 31, 1999

SAAF1299AR                                       Schroder Series Trust II